UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2003

If amended report check here:      |_| Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

 Brahman Capital Corp.
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Name of Institutional Investment Manager

 350 Madison Avenue, 22nd Floor     New York      NY        10017
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Business Address      (Street)      (City)      (State)     (Zip)


13F File Number: 28-4455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

William D'Eredita           Chief Financial Officer          (212) 681-9797
--------------------------------------------------------------------------------
Name                               (Title)                      (Phone)


                                          /s/ WILLIAM D'EREDITA
                                      ------------------------------------------
                                                  (Signature)

                                           New York, NY  May 14, 2003
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[x]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total:   29

Form 13F Information Table Value Total: $ 609,952,178.00



List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1.  NONE                                6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------



 Item 1                          Item 2     Item 3              Item 4            Item 5

                                                               Shares or
                                Title       CUSIP               Fair Market        Principal
Name of Issuer                  of Class    Number               Value                Amount

AETNA INC                       COMMON     008117-10-3        69,493,280.00       1,409,600
AMAZON.COM INC.                 COMMON     023135-95-6           550,000.00           5,000 (P)
BROOKFIELD HOMES CORP           COMMON     112723-10-1        21,218,424.00       1,602,600
BROADWING INC.                  COMMON     111620-10-0        26,012,000.00       6,503,000
BROADWING INC.                  COMMON     111620-90-0             3,750.00             500 (C)
CABOT MICROELECTRONICS          COMMON     12709P-95-3         1,810,000.00           1,000 (P)
COSI INC.                       COMMON     22122P-10-1            27,217.00          15,037
DAVITA INC.                     COMMON     23918K-10-8        59,490,208.00       2,869,764
DUN& BRADSTREET                 COMMON     26483E-10-0        79,530,930.00       2,079,240
ECHOSTAR COMMUNICATIONS         COMMON     278762-10-9        42,096,354.00       1,457,630
ECHOSTAR COMMUNICATIONS         COMMON     278762-90-9           219,000.00             200 (C)
E FUNDS CORP                    COMMON     28224R-10-1        10,296,756.00       1,498,800
EQUITABLE RESOURCES             COMMON     294549-10-0         2,741,981.00          73,100
ENTERASYS NEWORKS               COMMON     293637-10-4            46,250.00          25,000
FAIR ISAAC & CO                 COMMON     303250-10-4        47,747,931.00         939,550
FIND SVP INC.                   COMMON     317718-30-2           468,750.00         375,000
FOOT LOCKER INC.                COMMON     344849-10-4        38,073,810.00       3,558,300
GRAY TELEVISION                 COMMON     389375-10-6         7,848,000.00         872,000
HSBC HOLDINGS                   COMMON     404280-40-6        16,583,328.00         324,400
IMAGISTICS INTL INC             COMMON     45247T-10-4        16,915,339.00         908,450
IHOP CORP                       COMMON     449623-10-7        21,635,019.00         959,850
INTERGRAPH CORP                 COMMON     458683-10-9        15,788,070.00         910,500
IRON MOUNTAIN                   COMMON     462846-10-6        52,664,704.00       1,376,855
NEW CENTURY FINANCIAL CORP.     COMMON     64352D-90-1         4,167,500.00           8,335 (C)
RH DONNELLY CORP                COMMON     74955W-30-7        43,333,839.00       1,460,035
ROTECH HEALTHCARE               COMMON     778669-10-1        19,724,760.00       1,289,200
SEACOR SMIT                     COMMON     811904-10-1         2,747,500.00          78,500
SIERRA PACIFIC RESOURCES        COMMON     826428-10-4         3,265,542.00       1,026,900
SPX CORP                        COMMON     784635-10-4         5,451,936.00         159,600

                                                              609,952,178.00


     Note: The above schedule sets forth only the Section 13(f) securities under management  by Brahman  Capital at March 31, 2003 and required to be reported on
Form  13F.  The  limited  comments  of Form  13F  cannot  be used as a basis  of determining actual or prospective  investment performance and any attempt to use
such      information      may      be      materially       misleading.       .



 Item 1                                    Item 6                   Item 7                      Item 8

                           a) Sole   b) Shared      c) Shared-  Managers    a) Sole    b) Shared       c) Shared-
                                      As Defined        Other    See Instr.              As Defined         Other
Name of Issuer                        in Instr. V                    V                  in Instr. V

AETNA INC                       x                                    1           x
AMAZON.COM INC.                 x                                    1           x
BROOKFIELD HOMES CORP           x                                    1           x
BROADWING INC.                  x                                    1           x
BROADWING INC.                  x                                    1           x
CABOT MICROELECTRONICS          x                                    1           x
COSI INC.                       x                                    1           x
DAVITA INC.                     x                                    1           x
DUN& BRADSTREET                 x                                    1           x
ECHOSTAR COMMUNICATIONS         x                                    1           x
ECHOSTAR COMMUNICATIONS         x                                    1           x
E FUNDS CORP                    x                                    1           x
EQUITABLE RESOURCES             x                                    1           x
ENTERASYS NEWORKS               x                                    1           x
FAIR ISAAC & CO                 x                                    1           x
FIND SVP INC.                   x                                    1           x
FOOT LOCKER INC.                x                                    1           x
GRAY TELEVISION                 x                                    1           x
HSBC HOLDINGS                   x                                    1           x
IMAGISTICS INTL INC             x                                    1           x
IHOP CORP                       x                                    1           x
INTERGRAPH CORP                 x                                    1           x
IRON MOUNTAIN                   x                                    1           x
NEW CENTURY FINANCIAL CORP.     x                                    1           x
RH DONNELLY CORP                x                                    1           x
ROTECH HEALTHCARE               x                                    1           x
SEACOR SMIT                     x                                    1           x
SIERRA PACIFIC RESOURCES        x                                    1           x
SPX CORP                        x                                    1           x




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